Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ (102,983)	¥ (23,745)	¥ 13,344
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(23,361)	(24,046)	19,288
Exchange differences on translating foreign operations	(293,201)	95,568	(204,184)
Total	(451,209)	26,321	(159,244)
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	(753)	(338)	1,534
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(73)	17	6
Exchange differences on translating foreign operations	(18,924)	(651)	(992)
Total	¥ (19,750)	¥ (972)	¥ 548